Series A Preferred Stock - Narrative (FY) (Details) $ in Thousands							1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 11, 2024 shares	Jan. 12, 2024 shares	Dec. 13, 2023 USD ($) shares	Dec. 05, 2023 shares	Nov. 15, 2023 USD ($) shares	Nov. 13, 2023 USD ($) shares	Nov. 30, 2023 USD ($)	Mar. 07, 2024 USD ($)	Dec. 31, 2023 day shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Mar. 27, 2024	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Preferred stock
Authorized shares of Preferred Stock (in shares)						548,375			548,375	0			0
Derivative liability, shares (in shares)	49,570.163		49,570.162			148,710.488
Temporary equity, shares issued (in shares)									435,120.513	0			0
Temporary equity, shares outstanding (in shares)									435,120.513	0	0		0	0	0
Preferred stock, convertible, conversion ratio									1,000			33.333
Preferred stock, redemption term									18 months
Preferred stock, convertible, threshold consecutive trading days | day									10
Preferred stock, convertible, transaction restrictions, percentage of originally issued stock issued and outstanding									30.00%
Securities Purchase Agreement
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)						149,330.115
Sale common stock | $			$ 14,800			$ 60,250
November 2023 Private Placement
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)					619.627	149,330.115
Sale common stock | $					$ 250
November 2023 Private Placement, Tranche One
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)			24,785.081
Sale common stock | $							$ 10,000
Sale of stock, settlement term							30 days
November 2023 Private Placement, Tranche Two
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)		49,570.163
Sale common stock | $							$ 20,000
Sale of stock, settlement term							60 days
November 2023 Private Placement, Tranche Three
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)	49,570.163
Sale common stock | $							$ 20,000
Sale of stock, settlement term							90 days
Subsequent Event | November 2023 Private Placement
Preferred stock
Sale common stock | $								$ 40,000
Subsequent Event | November 2023 Private Placement, Tranche Two
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)		49,570.163
Subsequent Event | November 2023 Private Placement, Tranche Three
Preferred stock
Sale of stock, number of shares issued in transaction (in shares)	49,570.163
Minimum
Preferred stock
Beneficially holders owned percentage									0.00%
Maximum
Preferred stock
Beneficially holders owned percentage									19.90%
Old Cartesian | Series A Preferred Stock
Preferred stock
Issuance of shares (in shares)				384,930.724		384,930.724